Share Based Payment - Summary of Number and Weighted Average Exercise Price of Employee Stock Options under Bona Vita ESOP (Detail) - Bona Vita Employees Stock Option Plan 2016 [Member]	12 Months Ended
Mar. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	13,664
Number of options, Forfeited and expired | shares	(9,117)
Number of options, Exercised | shares	(4,547)
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 0.0154
Weighted average exercise price per share, Forfeited and expired | $ / shares	0.0141
Weighted average exercise price per share, Exercised | $ / shares	$ 0.0141